Bank overdrafts and short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Bank Overdrafts And Short Term Borrowings [Abstract]
Schedule of Bank Overdrafts and Short-term Borrowings

Bank overdrafts and short-term borrowings as at December 31, 2023 and 2022 are analysed as follows:

	31/12/23	31/12/22
Bank overdrafts	2,037	1,754
Borrowings related to a recourse factoring agreement	10,752	17,307
Borrowings secured with trade receivables not part of factoring agreement	9,282	9,703
Borrowings unsecured	763	490
Total	22,834	29,254

Summary of Weighted Average Interest Rates on Bank Overdrafts and Short-Term Borrowings

The weighted average interest rates on the bank overdrafts and short-term borrowings for the years ended December 31, 2023 and 2022 are as follows:

	2023	2022
Bank overdrafts	7.81%	5.12%
Borrowings	5.65%	3.30%